INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2022	2021

Warehouse inventory(1)	$9,682	$8,698
Stockpile inventory	2,389	2,335
Finished goods inventory	6,138	15,550
Work in process inventory	975	902
	$19,184	$27,485